Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other income	$ 47,935	$ 13,730	$ 22,598
Income from credit default insurance	30,956
Sale of defaulted counterparty claim
Other income	17,779
Within caption "Revenue"
Income from credit default insurance	1,170
Within caption "Other Income"
Income from credit default insurance	29,786		22,453
Remainder of "Other Income"
Other income			145
Hire revenues
Deferred revenue and credits	$ 10,000